Long-Term Debt (Narrative I) (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-Term Debt - Schedule of Long - Term Debt (Table

Facilities	December 31, 2024	December 31, 2023
2024 Senior Secured Term Loan Facility (a)	$288,000	$-
Macquarie loan (b)	23,500	66,000
2027 Secured Notes (c)	231,875	284,375
E.SUN, MICB, Cathay, Taishin Credit Facility (d)	8,300	28,500
Sinopac Credit Facility (e)	-	8,220
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (f)	52,111	73,283
Deutsche Credit Facility (g)	-	40,046
HCOB Credit Facility (h)	-	24,744
CACIB, Bank Sinopac, CTBC Credit Facility (i)	-	38,950
Chailease Credit Facility (j)	-	2,608
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (k)	-	149,200
Total credit facilities	$603,786	$715,926
Sale and Leaseback Agreements
Sale and Leaseback Agreement Minsheng - $44,500 (l)	44,500	-
Sale and Leaseback Agreement CMBFL - $120,000 (m)	42,813	64,438
Sale and Leaseback Agreement CMBFL - $54,000 (n)	-	36,018
Sale and Leaseback Agreement - Neptune $14,735 (o)	-	6,796
Total Sale and Leaseback Agreements	$87,313	$107,252
Total borrowings	$691,099	$823,178
Less: Current portion of long-term debt	(136,559)	(164,888)
Less: Current portion of Sale and Leaseback Agreements (l,m,n,o)	(8,717)	(28,365)
Less: Deferred financing costs (u)	(7,042)	(10,750)
Non-current portion of Long-Term Debt	$538,781	$619,175